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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5032

BARON INVESTMENT FUNDS TRUST

(Exact name of registrant as specified in charter)

767 Fifth Avenue, 49th Floor, New York, NY 10153

(Address of Principal Executive Offices) (Zip Code)

Patrick M. Patalino, Esq.

c/o Baron Investment Funds Trust

767 Fifth Avenue, 49th Floor,

New York, NY 10153

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-583-2000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

SEC 2455 (8-05)

Baron Asset Fund

ITEM 1. SCHEDULE OF INVESTMENTS

 JUNE 30, 2008 (UNAUDITED)

Shares		Cost	Value
Common Stocks (90.67%)
	Apparel (2.27%)
1,350,000	Polo Ralph Lauren Corp., Cl A	$41,930,756	$84,753,000

	Automotive Parts (1.16%)
800,000	Copart, Inc.[1]	30,369,761	34,256,000
500,000	LKQ Corp.[1]	9,993,351	9,035,000

		40,363,112	43,291,000

	Business Services (8.33%)
50,000	Alliance Data Systems Corp.[1]	3,029,964	2,827,500
2,000,000	Brown & Brown, Inc.	46,427,538	34,780,000
900,000	Equifax, Inc.	32,931,741	30,258,000
1,000,000	FactSet Research Systems, Inc.	58,594,370	56,360,000
600,000	IHS, Inc., Cl A1	28,072,414	41,760,000
1,850,000	Iron Mountain, Inc.[1]	34,118,706	49,117,500
850,000	MSCI, Inc., Cl A1	25,856,217	30,846,500
1,400,000	Ritchie Bros. Auctioneers, Inc.[2]	35,224,594	37,982,000
1,150,000	Robert Half Intl., Inc.	1,202,006	27,565,500

		265,457,550	311,497,000

	Communications (3.05%)
565,000	Equinix, Inc.[1]	46,294,118	50,409,300
375,000	NII Holdings, Inc.[1]	19,978,946	17,808,750
1,275,000	SBA Communications Corp., Cl A1	44,448,908	45,912,750

		110,721,972	114,130,800

	Consulting (2.00%)
450,000	Corporate Executive Board Co.	38,734,272	18,922,500
2,700,000	Gartner, Inc.[1]	66,668,546	55,944,000

		105,402,818	74,866,500

	Distribution (2.71%)
1,350,000	Fastenal Co.	54,551,048	58,266,000
975,000	MSC Industrial Direct Co., Inc., Cl A	48,634,508	43,007,250

		103,185,556	101,273,250

	Education (2.01%)
1,400,000	DeVry, Inc.	12,832,219	75,068,000

	Energy (8.72%)
275,000	Berry Petroleum Co., Cl A	15,895,472	16,192,000
1,100,000	Covanta Holding Corp.[1]	25,867,926	29,359,000
700,000	Delta Petroleum Corp.[1]	18,301,762	17,864,000
635,000	Petroplus Holdings AG, 144A1,2	43,373,692	34,126,083
225,000	SandRidge Energy, Inc.[1]	6,754,611	14,530,500
325,000	SunPower Corp., Cl A1	13,580,588	23,393,500
200,000	Ultra Petroleum Corp.[1]	4,847,419	19,640,000
2,500,000	XTO Energy, Inc.	13,602,027	171,275,000

		142,223,497	326,380,083

	Energy Services (4.21%)
185,000	Core Laboratories N.V.[1,2]	25,848,809	26,334,750
1,200,000	Helmerich & Payne, Inc.	38,464,161	86,424,000
500,000	SEACOR Holdings, Inc.[1]	14,322,278	44,755,000

		78,635,248	157,513,750

	Financial Services — Asset Management (4.21%)
600,000	AllianceBernstein Holding L.P.	24,584,256	32,808,000
2,000,000	Eaton Vance Corp.	53,109,552	79,520,000
800,000	T. Rowe Price Group, Inc.	21,584,167	45,176,000

		99,277,975	157,504,000

	Financial Services — Banking (0.17%)
150,000	City National Corp.	8,169,510	6,310,500

	Financial Services — Brokerage & Exchanges (9.02%)
1,900,000	Bolsa de Mercadorias e Futuros, 144A2	21,205,262	16,296,550
1,910,800	Bovespa Holding SA, 144A2	24,712,326	23,719,618
8,700,000	Charles Schwab Corp.	21,065,298	178,698,000
255,000	CME Group, Inc., Cl A	18,498,370	97,713,450
75,000	IntercontinentalExchange, Inc.[1]	9,492,547	8,550,000
750,000	Jefferies Group, Inc.	19,938,409	12,615,000

		114,912,212	337,592,618

Shares		Cost	Value
Common Stocks (continued)
	Financial Services — Insurance (4.07%)
1,300,000	Arch Capital Group, Ltd.[1,2]	$54,246,056	$86,216,000
1,000,000	Assurant, Inc.	37,153,168	65,960,000

		91,399,224	152,176,000

	Financial Services — Miscellaneous (0.36%)
350,000	Redecard SA, GDR 144A2	11,808,649	13,531,910

	Gaming Services (1.19%)
1,500,000	Scientific Games Corp., Cl A1	45,507,788	44,430,000

	Government Services (1.53%)
2,750,000	SAIC, Inc.[1]	49,157,711	57,227,500

	Healthcare Facilities (1.85%)
1,100,000	Brookdale Senior Living, Inc.	46,661,267	22,396,000
1,425,000	Community Health Systems, Inc.[1]	43,268,327	46,996,500

		89,929,594	69,392,500

	Healthcare Products (2.66%)
1,175,000	DENTSPLY International, Inc.	26,299,225	43,240,000
825,000	Henry Schein, Inc.[1]	24,134,881	42,545,250
200,000	Zimmer Holdings, Inc.[1]	6,087,903	13,610,000

		56,522,009	99,395,250

	Healthcare Services (7.74%)
850,000	Covance, Inc.[1]	50,799,180	73,117,000
1,300,000	IDEXX Laboratories, Inc.[1]	54,788,426	63,362,000
1,175,000	Stericycle, Inc.[1]	36,427,140	60,747,500
850,000	Thermo Fisher Scientific, Inc.[1]	24,522,276	47,370,500
1,625,000	VCA Antech, Inc.[1]	56,717,441	45,142,500

		223,254,463	289,739,500

	Hotels and Lodging (0.60%)
850,000	Choice Hotels Intl., Inc.[4]	4,185,563	22,525,000

	Manufacturing (0.55%)
225,000	Embraer - Empresa Brasileira de Aeronautica S.A., ADR[2]	8,931,533	5,962,500
450,000	Kennametal, Inc.	16,386,764	14,647,500

		25,318,297	20,610,000

	Media (1.52%)
1,575,000	Lamar Advertising Co., Cl A1	87,264,090	56,747,250

	Real Estate (1.95%)
3,200,000	CB Richard Ellis Group, Inc., Cl A1	51,038,583	61,440,000
425,532	Corrections Corp. of America[1]	1,418	11,689,364

		51,040,001	73,129,364

	Real Estate — REITs (3.02%)
314,000	Alexander’s, Inc.[1,5]	20,453,936	97,528,400
700,000	Douglas Emmett, Inc.	14,184,000	15,379,000

		34,637,936	112,907,400

	Recreation and Resorts (6.95%)
500,000	Boyd Gaming Corp.	18,236,896	6,280,000
3,000,000	Vail Resorts, Inc.[1,5]	61,273,805	128,490,000
155,000	Wynn Resorts, Ltd.	295,985	12,609,250
1,459,408	Wynn Resorts, Ltd.[3]	14,075,998	112,786,699

		93,882,684	260,165,949

	Restaurants (0.47%)
1,100,000	Cheesecake Factory, Inc.[1]	24,772,853	17,501,000

	Retail — Specialty Stores (2.72%)
1,600,000	CarMax, Inc.[1]	25,789,558	22,704,000
1,250,000	Dick’s Sporting Goods, Inc.[1]	35,113,986	22,175,000
1,400,000	Tiffany & Co.	47,758,983	57,050,000

		108,662,527	101,929,000

	Software (0.42%)
1,000,000	Nuance Communications, Inc.[1]	17,779,047	15,670,000

See Notes to Schedule of Investments

Baron Asset Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

 JUNE 30, 2008, (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
	Transportation (3.55%)
1,550,000	C. H. Robinson Worldwide, Inc.	$30,028,921	$85,002,000
1,110,000	Expeditors International of Washington, Inc.	30,994,029	47,730,000

		61,022,950	132,732,000

	Utility Services (1.66%)
2,300,000	Southern Union Co.	30,218,480	62,146,000

Total Common Stocks		2,229,476,291	3,392,136,124

Private Equity Investments (3.09%)

	Education (0.00%)
105,264	Apollo International, Inc. S-A Conv. Pfd.[1,3,5]	800,006	0

	Financial Services — Asset Management (1.28%)
5,600,004	Windy City Investments Holdings LLC[1,3]	31,960,710	48,104,030

	Recreation and Resorts (1.81%)
5,200,000	Kerzner Intl. Holdings, Ltd., Cl A1,2,3	52,000,000	67,600,000

Total Private Equity Investments		84,760,716	115,704,030

Principal Amount
Short Term Investments (5.38%)
	Short Term Money Market Instruments
$200,801,174	Repurchase Agreement with Fixed Income Clearing Corp., dated 06/30/2008, 1.45% due 07/01/2008; Proceeds at maturity – $200,809,262; (Fully collateralized by U.S. Treasury Bill, 0.00% due 12/11/2008; Market value – $77,640,343 and U.S. Treasury Note, 4.75% due 11/15/2008; Market value – $50,812,500 and U.S. Treasury Note, 4.125% due 08/15/2008; Market value – $76,366,992)	200,801,174	200,801,174
303,899	State Street Eurodollar Time Deposit, 0.50% due 07/01/2008	303,899	303,899

Total Short Term Investments		201,105,073	201,105,073

Total Investments (99.14%)		$2,515,342,080	3,708,945,227

Cash and Other Assets Less Liabilities (0.86%)			32,299,562

Net Assets (Equivalent to $56.38 per share based on 66,361,111 shares outstanding)			$3,741,244,789

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign domiciled corporation.
[3]	At June 30, 2008, the market value of Restricted and Fair Valued Securities amounted to $228,490,729 or 6.11% of Net Assets. None of these securities are deemed liquid.
[4]	Represents securities or a portion thereof, in segregated custodian account.
[5]	An “affiliated” investment may include any company in which the Fund owns 5% or more of its outstanding voting shares. See Note 3.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
144A

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. At June 30, 2008, the market value of Rule 144A securities amounted to $87,674,161 or 2.34% of Net Assets.

See Notes to Schedule of Investments

Baron Growth Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

 JUNE 30, 2008 (UNAUDITED)

Shares		Cost	Value
Common Stocks (90.62%)
	Advertising Services (0.17%)
1,000,000	National CineMedia, Inc.	$23,390,508	$10,660,000

	Apparel (0.93%)
2,250,000	Under Armour, Inc., Cl A1,7	83,629,789	57,690,000

	Automotive Parts (3.44%)
2,725,000	Copart, Inc.[1]	69,029,357	116,684,500
5,350,010	LKQ Corp.[1]	74,448,857	96,674,681

		143,478,214	213,359,181

	Building Materials (0.35%)
1,350,000	Apogee Enterprises, Inc.	27,379,950	21,816,000

	Business Services (4.01%)
600,000	Brown & Brown, Inc.	9,830,330	10,434,000
1,275,000	FactSet Research Systems, Inc.	65,522,295	71,859,000
387,100	IHS, Inc., Cl A1	15,877,527	26,942,160
4,000,000	Integrated Distribution Services Group, Ltd.[2]	15,141,069	7,869,441
227,500	MSCI, Inc., Cl A1	5,685,616	8,255,975
2,500,000	Riskmetrics Group, Inc.[1]	52,397,200	49,100,000
2,738,709	Ritchie Bros. Auctioneers, Inc.[2]	64,876,174	74,301,175

		229,330,211	248,761,751

	Communications (2.53%)
1,076,183	Equinix, Inc.[1]	35,988,892	96,017,047
1,700,000	SBA Communications Corp., Cl A1	6,533,039	61,217,000

		42,521,931	157,234,047

	Consulting (1.01%)
3,026,000	Gartner, Inc.[1]	55,483,367	62,698,720

	Consumer Products (3.01%)
1,575,000	Church & Dwight Co., Inc.	58,038,014	88,751,250
1,400,000	Harman International Industries, Inc.	56,963,991	57,946,000
1,250,000	Marvel Entertainment, Inc.[1]	31,934,792	40,175,000

		146,936,797	186,872,250

	Consumer Services (3.64%)
1,400,000	Chemed Corp.[5]	53,983,431	51,254,000
1,325,000	Morningstar, Inc.[1]	32,872,680	95,439,750
3,000,000	Sotheby’s	94,306,990	79,110,000

		181,163,101	225,803,750

	Distribution (1.07%)
1,500,900	MSC Industrial Direct Co., Inc., Cl A	55,094,616	66,204,699

	Education (5.53%)
3,675,000	DeVry, Inc.[5]	61,662,338	197,053,500
700,000	Strayer Education, Inc.	57,859,739	146,349,000

		119,522,077	343,402,500

	Energy (8.10%)
76,400	Berry Petroleum Co., Cl A	4,284,265	4,498,432
725,000	Carrizo Oil & Gas, Inc.[1]	30,916,776	49,365,250
1,200,000	Delta Petroleum Corp.[1]	27,871,637	30,624,000
3,100,000	Encore Acquisition Co.[1,5]	51,499,113	233,089,000
1,500,000	EXCO Resources, Inc.[1]	22,710,123	55,365,000
410,100	Pacific Rubiales Energy Corp.[1,2]	4,950,376	5,401,239
487,500	Range Resources Corp.	8,333,343	31,950,750
900,000	Rex Energy Corp.[1]	21,378,932	23,760,000
650,000	Whiting Petroleum Corp.[1]	22,550,925	68,952,000

		194,495,490	503,005,671

	Energy Services (7.90%)
400,000	Core Laboratories N.V.[1,2]	19,417,274	56,940,000
800,000	Dresser-Rand Group, Inc.[1]	19,155,509	31,280,000
2,000,000	FMC Technologies, Inc.[1]	22,078,370	153,860,000
1,050,000	Helmerich & Payne, Inc.	24,393,871	75,621,000
675,000	Holly Corp.	31,418,217	24,921,000
637,500	PHI, Inc.[1]	18,390,290	25,608,375
1,100,000	SEACOR Holdings, Inc.[1,5]	79,415,883	98,461,000
1,000,000	TETRA Technologies, Inc.[1]	19,734,314	23,710,000

		234,003,728	490,401,375

Shares		Cost	Value
Common Stocks (continued)
	Financial Services — Asset Management (1.39%)
1,950,000	Cohen & Steers, Inc.	$38,355,016	$50,641,500
650,000	Eaton Vance Corp.	11,290,146	25,844,000
200,000	GAMCO Investors, Inc., Cl A	3,227,583	9,924,000

		52,872,745	86,409,500

	Financial Services — Banking (1.63%)
1,200,000	Glacier Bancorp, Inc.	28,784,986	19,188,000
1,700,000	SVB Financial Group[1,5]	85,140,344	81,787,000

		113,925,330	100,975,000

	Financial Services — Brokerage & Exchanges (1.66%)
400,000	Evercore Partners, Inc., Cl A	9,565,594	3,800,000
1,350,000	FCStone Group, Inc.[1]	27,105,796	37,705,500
3,655,985	Jefferies Group, Inc.	50,488,197	61,493,668

		87,159,587	102,999,168

	Financial Services — Insurance (1.76%)
1,650,000	Arch Capital Group, Ltd.[1,2]	51,045,431	109,428,000

	Financial Services — Miscellaneous (0.92%)
775,000	Bankrate, Inc.[1]	34,529,128	30,279,250
1,100,000	Net 1 UEPS Technologies, Inc.[1]	28,876,762	26,730,000

		63,405,890	57,009,250

	Food (1.12%)
1,400,000	Ralcorp Holdings, Inc.[1,5]	53,671,573	69,216,000

	Gaming Services (1.05%)
2,200,000	Scientific Games Corp., Cl A1	47,127,633	65,164,000

	Healthcare Facilities (1.66%)
2,000,000	Community Health Systems, Inc.[1]	49,858,101	65,960,000
750,000	Emeritus Corp.[1]	22,089,813	10,965,000
600,000	Skilled Healthcare Group, Inc., Cl A1	9,215,682	8,052,000
1,325,000	Sun Healthcare Group, Inc.[1]	16,562,896	17,741,750

		97,726,492	102,718,750

	Healthcare Products (2.22%)
2,000,000	Edwards Lifesciences Corp.[1]	59,602,587	124,080,000
850,000	PSS World Medical, Inc.[1]	17,338,615	13,855,000

		76,941,202	137,935,000

	Healthcare Services (4.85%)
1,050,000	Charles River Laboratories Intl., Inc.[1]	30,142,796	67,116,000
800,000	Gen-Probe, Inc.[1]	33,725,299	37,984,000
9,100,000	HLTH Corp.[1]	122,325,567	103,012,000
320,000	IDEXX Laboratories, Inc.[1]	9,006,923	15,596,800
200,000	IPC The Hospitalist Co., Inc.[1]	3,696,148	3,764,000
2,100,000	VCA Antech, Inc.[1]	60,299,527	58,338,000
550,000	WebMD Health Corp., Cl A1,7	16,616,289	15,345,000

		275,812,549	301,155,800

	Healthcare Services — Insurance (1.04%)
2,500,000	AMERIGROUP Corp.[1]	42,527,141	52,000,000
350,000	WellCare Health Plans, Inc.[1]	14,470,084	12,652,500

		56,997,225	64,652,500

	Hotels and Lodging (1.24%)
2,900,000	Choice Hotels Intl., Inc.[4]	71,434,551	76,850,000

	Infrastructure (2.97%)
3,500,000	AECOM Technology Corp.[1]	78,998,559	113,855,000
375,000	Layne Christensen Co.[1]	20,418,657	16,421,250
1,450,000	Macquarie Infrastructure Co.	49,328,279	36,670,500
400,000	Willbros Group, Inc.[1,2]	13,843,835	17,524,000

		162,589,330	184,470,750

	Leisure (0.13%)
438,321	Allegiant Travel Co.[1]	13,703,790	8,148,387

See Notes to Schedule of Investments

Baron Growth Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

 JUNE 30, 2008 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
	Manufacturing (0.32%)
611,200	Kennametal, Inc.	$19,715,922	$19,894,560

	Media (1.05%)
600,000	Central European Media Enterprises, Ltd., Cl A1,2	29,408,871	54,318,000
1,046,900	TechTarget, Inc.[1]	14,377,065	11,055,264

		43,785,936	65,373,264

	Real Estate (2.19%)
4,950,000	CB Richard Ellis Group, Inc., Cl A1	35,102,586	95,040,000
925,000	CoStar Group, Inc.[1]	39,770,736	41,116,250

		74,873,322	136,156,250

	Real Estate — Home Building (0.46%)
725,000	M.D.C. Holdings, Inc.	35,637,649	28,318,500

	Real Estate — REITs (2.22%)
1,475,000	Acadia Realty Trust	39,458,028	34,146,250
136,838	Alexander’s, Inc.[1]	29,189,317	42,501,883
1,500,000	Digital Realty Trust, Inc.	54,638,515	61,365,000

		123,285,860	138,013,133

	Recreation and Resorts (4.73%)
2,322,090	Ameristar Casinos, Inc.	51,137,107	32,091,284
3,000,000	Boyd Gaming Corp.	68,514,259	37,680,000
1,100,000	Gaylord Entertainment Co.[1]	48,322,024	26,356,000
608,841	Isle of Capri Casinos, Inc.[1]	11,457,706	2,916,348
2,262,700	Pinnacle Entertainment, Inc.[1]	69,848,864	23,735,723
821,865	Steiner Leisure, Ltd.[1,5]	38,853,720	23,299,873
1,900,000	Vail Resorts, Inc.[1]	51,691,238	81,377,000
300,000	Wynn Resorts, Ltd.	3,420,698	24,405,000
537,677	Wynn Resorts, Ltd.[3]	5,185,877	41,553,023

		348,431,493	293,414,251

	Restaurants (3.06%)
650,000	California Pizza Kitchen, Inc.[1]	10,653,244	7,273,500
3,675,000	Cheesecake Factory, Inc.[1,5]	85,772,814	58,469,250
1,500,000	Panera Bread Co., Cl A1	60,936,852	69,390,000
700,000	Peet’s Coffee & Tea, Inc.[1,5]	15,273,681	13,874,000
2,750,000	Sonic Corp.[1]	58,312,538	40,700,000

		230,949,129	189,706,750

	Retail — Consumer Staples (0.31%)
2,201,500	China Nepstar Chain Drugstore, Ltd., ADR[2]	35,785,742	19,064,990

	Retail — Specialty Stores (5.64%)
800,000	Blue Nile, Inc.[1,5,7]	23,190,333	34,016,000
3,300,000	CarMax, Inc.[1]	34,948,928	46,827,000
5,000,000	Dick’s Sporting Goods, Inc.[1]	86,074,246	88,700,000
2,900,000	J. Crew Group, Inc.[1]	93,937,342	95,729,000
4,500,000	Penske Automotive Group, Inc.	92,701,894	66,330,000
625,000	Tractor Supply Co.[1]	24,758,679	18,150,000

		355,611,422	349,752,000

	Transportation (2.53%)
971,335	American Railcar Industries, Inc.	23,432,262	16,299,001
2,000,000	Genesee & Wyoming, Inc., Cl A1	32,221,169	68,040,000
550,000	Landstar System, Inc.	13,610,268	30,371,000
900,000	Seaspan Corp.[2]	24,456,668	21,618,000
1,050,000	UTI Worldwide, Inc.[2]	24,275,698	20,947,500

		117,996,065	157,275,501

	Utility Services (2.78%)
1,125,000	Cascal N.V.[1,2]	13,838,644	13,837,500
2,250,000	ITC Holdings Corp.	69,934,400	114,997,500
1,627,498	Southern Union Co.	19,474,277	43,974,996

		103,247,321	172,809,996

Total Common Stocks		4,250,162,968	5,624,821,244

Shares		Cost	Value
Private Equity Investments (4.48%)
	Financial Services — Asset Management (0.26%)
1,885,000	Windy City Investments Holdings LLC[1,3]	$7,748,686	$16,192,150

	Recreation and Resorts (4.22%)
14,400,000	FC Co-Investment Partners, L.P.[1,3,5]	37,168,159	126,000,000
3,166,666	Fontainebleau Resorts, LLC[1,3]	34,999,992	37,999,992
21	Island Global Yachting IV L.P.[1,3,6]	2,090,399	1,881,540
7,400,000	Kerzner Intl. Holdings, Ltd., Cl A1,2,3	74,000,000	96,200,000

		148,258,550	262,081,532

	Transportation (0.00%)
234,375	EOS Airlines, Inc., Cl C1,3	2,500,000	234,375

Total Private Equity Investments		158,507,236	278,508,057

Principal Amount
Short Term Investments (6.06%)
	Short Term Money Market Instruments
$314,402,581	Repurchase Agreement with Fixed Income Clearing Corp., dated 06/30/2008, 1.45% due 07/01/2008; Proceeds at maturity – $314,415,244; (Fully collateralized by U.S. Treasury Bill, 0.00% due 12/26/2008; Market value – $268,538,225 and U.S. Treasury Note, 4.75% due 12/31/2008; Market value – $52,155,219)	314,402,581	314,402,581
51,676,500	Repurchase Agreement with Fixed Income Clearing Corp., dated 06/30/2008, 1.45% due 07/01/2008; Proceeds at maturity – $51,678,581; (Fully collateralized by U.S. Treasury Bill, 0.00% due 12/11/2008; Market value – $52,714,410)[8]	51,676,500	51,676,500
9,933,004	State Street Eurodollar Time Deposit, 1.35% due 07/01/2008	9,933,004	9,933,004

Total Short Term Investments		376,012,085	376,012,085

Total Investments (101.16%)		$4,784,682,289	6,279,341,386

Liabilities Less Cash and Other Assets (-1.16%)			(72,173,647)

Net Assets (Equivalent to $46.04 per share based on 134,810,521 shares outstanding)			$6,207,167,739

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign domiciled corporation.
[3]	At June 30, 2008, the market value of Restricted and Fair Valued Securities amounted to $320,061,080 or 5.16% of Net Assets. None of these securities are deemed liquid.
[4]	Represents securities or a portion thereof, in segregated custodian account.
[5]	An “affiliated” investment may include any company in which the Fund owns 5% or more of its outstanding voting shares. See Note 3.
[6]	Investment in partnership units. To date, invested $2,090,399 out of a capital commitment of $5,000,000.
[7]	Represents securities, or a portion thereof, on loan as of June 30, 2008.
[8]	Investment from cash collateral received for loaned securities.
ADR	American Depositary Receipt.

See Notes to Schedule of Investments

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

 JUNE 30, 2008 (UNAUDITED)

Shares		Cost	Value
Common Stocks (89.10%)
	Advertising Services (0.93%)
2,750,000	National CineMedia, Inc.[5]	$65,941,617	$29,315,000
	Apparel (1.16%)
1,250,000	Fossil, Inc.[1]	32,469,145	36,337,500
	Building Materials (1.29%)
1,600,000	Eagle Materials, Inc.	35,774,430	40,528,000
	Business Services (1.57%)
100,000	ChoicePoint, Inc.[1]	916,532	4,820,000
1,050,000	Iron Mountain, Inc.[1]	7,127,972	27,877,500
850,000	Riskmetrics Group, Inc.[1]	14,815,745	16,694,000

		22,860,249	49,391,500
	Communications (8.06%)
1,750,000	American Tower Corp., Cl A1,4	6,402,929	73,937,500
525,300	Equinix, Inc.[1]	34,129,947	46,867,266
2,750,000	SBA Communications Corp., Cl A1	27,026,677	99,027,500
2,100,000	tw telecom, Inc.[1] (formerly Time Warner Telecom, Inc., Cl A)	34,507,801	33,663,000

		102,067,354	253,495,266
	Consulting (3.35%)
650,000	Corporate Executive Board Co.	27,774,516	27,332,500
2,500,000	Gartner, Inc.[1]	53,680,487	51,800,000
575,000	Huron Consulting Group, Inc.[1]	28,785,635	26,070,500

		110,240,638	105,203,000
	Consumer Products (3.40%)
1,575,000	DTS, Inc.[1,5]	32,646,813	49,329,000
150,000	Harman International Industries, Inc.	6,368,372	6,208,500
1,600,000	Marvel Entertainment, Inc.[1]	36,855,202	51,424,000

		75,870,387	106,961,500
	Education (5.96%)
650,000	American Public Education, Inc.[1]	21,150,407	25,376,000
725,000	Capella Education Co.[1]	29,183,285	43,246,250
3,889,402	SkillSoft PLC, ADR[1,2]	29,074,743	35,160,194
400,000	Strayer Education, Inc.	32,660,815	83,628,000

		112,069,250	187,410,444
	Energy (5.93%)
150,000	Berry Petroleum Co., Cl A	8,377,740	8,832,000
2,500,000	Covanta Holding Corp.[1]	38,709,339	66,725,000
400,000	Linn Energy LLC	13,704,627	9,940,000
500,000	Pacific Rubiales Energy Corp.[1,2]	6,032,367	6,585,270
413,969	Raser Technologies, Inc.[1]	3,464,603	4,032,058
500,000	Rex Energy Corp.[1]	13,585,701	13,200,000
700,000	SunPower Corp., Cl A1	19,092,314	50,386,000
775,000	Team, Inc.[1]	22,282,904	26,598,000

		125,249,595	186,298,328
	Energy Services (1.57%)
300,000	Bristow Group, Inc.[1]	14,223,353	14,847,000
857,500	PHI, Inc.[1]	24,669,136	34,445,775

		38,892,489	49,292,775
	Environmental (3.05%)
975,000	Clean Harbors, Inc.[1]	52,945,640	69,283,500
250,000	EnergySolutions	6,287,133	5,587,500
1,000,000	Nalco Holding Co.	17,014,844	21,150,000

		76,247,617	96,021,000

	Financial Services — Asset Management (0.12%)
300,000	Pzena Investment Management, Inc., Cl A	5,702,209	3,828,000
	Financial Services — Insurance (0.42%)
200,000	Arch Capital Group, Ltd.[1,2]	5,515,966	13,264,000
	Financial Services — Miscellaneous (1.61%)
680,000	Bankrate, Inc.[1]	30,933,118	26,567,600
2,300,000	KKR Financial Holdings LLC	40,042,374	24,150,000

		70,975,492	50,717,600

Shares		Cost	Value
Common Stocks (continued)
	Food (0.80%)
3,500,000	Smart Balance, Inc.[1,5]	$33,367,601	$25,235,000

	Gaming Services (0.02%)
1,000,000	Cash Systems, Inc.[1,5]	6,420,000	479,500

	Government Services (6.86%)
1,500,000	AeroVironment, Inc.[1,5]	34,673,956	40,770,000
2,150,000	FLIR Systems, Inc.[1]	14,735,708	87,225,500
2,500,000	L-1 Identity Solutions, Inc.[1]	43,586,514	33,300,000
1,623,700	Stanley, Inc.[1,5]	24,735,335	54,426,424

		117,731,513	215,721,924

	Healthcare Facilities (2.65%)
1,500,000	Brookdale Senior Living, Inc.	36,458,920	30,540,000
1,500,000	Emeritus Corp.[1]	45,585,857	21,930,000
2,300,000	Skilled Healthcare Group, Inc., Cl A1	33,550,973	30,866,000

		115,595,750	83,336,000

	Healthcare Services (1.87%)
475,000	Gen-Probe, Inc.[1]	21,507,724	22,553,000
1,300,000	inVentiv Health, Inc.[1]	38,659,132	36,127,000

		60,166,856	58,680,000

	Hotels and Lodging (1.97%)
4,250,484	Kingdom Hotel Investments, GDR[1,2]	37,942,684	27,203,097
20,000,000	Mandarin Oriental International, Ltd.[2]	40,047,095	34,800,000

		77,989,779	62,003,097

	Infrastructure (3.48%)
1,180,000	AECOM Technology Corp.[1]	28,964,093	38,385,400
1,000,000	Orion Marine Group, Inc.[1]	13,939,622	14,130,000
1,300,000	Willbros Group, Inc.[1,2]	44,315,556	56,953,000

		87,219,271	109,468,400

	Machinery & Electronics (1.04%)
1,300,000	Colfax Corp.[1]	25,697,285	32,617,000

	Manufacturing (6.55%)
1,700,000	Actuant Corp., Cl A	29,848,706	53,295,000
435,000	Aixtron AG2	6,823,803	4,472,307
201,400	Aixtron AG, ADR[2]	3,144,730	2,072,406
904,400	HEICO Corp., Cl A	24,285,803	24,038,952
950,650	Kennametal, Inc.	30,348,322	30,943,657
1,527,100	Rubicon Technology, Inc.[1,5]	27,551,251	31,030,672
1,791,201	TransDigm Group, Inc.[1]	51,187,006	60,166,442

		173,189,621	206,019,436

	Medical Equipment (6.82%)
1,750,000	American Medical Systems Holdings, Inc.[1]	30,654,715	26,162,500
2,136,200	Immucor, Inc.[1]	20,358,789	55,284,856
175,000	Intuitive Surgical, Inc.[1]	2,537,500	47,145,000
700,000	Inverness Medical Innovations, Inc.[1]	32,973,294	23,219,000
1,325,000	Masimo Corp.[1]	30,033,725	45,513,750
500,000	Nanosphere, Inc.[1]	7,014,820	3,930,000
625,000	Natus Medical, Inc.[1]	12,392,392	13,087,500

		135,965,235	214,342,606

	Minerals & Mining (0.81%)
475,000	Kaiser Aluminum Corp.	29,145,668	25,426,750

	Miscellaneous (2.21%)
2,500,000	Heckmann Corp.[1]	20,561,049	22,400,000
2,500,000	Liberty Acquisition Holdings Corp., Units[1,6]	25,000,000	26,250,000
2,000,000	Trian Acquisition I Corp., Units[1,6]	20,000,000	20,660,000

		65,561,049	69,310,000

	Real Estate (1.45%)
2,250,000	CB Richard Ellis Group, Inc., Cl A1	21,558,152	43,200,000
426,098	HFF, Inc., Cl A1	7,285,354	2,424,498

		28,843,506	45,624,498

	Real Estate — Home Building (0.24%)
600,000	Brookfield Homes Corp.	9,707,625	7,368,000

See Notes to Schedule of Investments

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

 JUNE 30, 2008 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
	Real Estate — REITs (1.30%)
1,000,000	Digital Realty Trust, Inc.	$37,526,753	$40,910,000

	Recreation and Resorts (4.79%)
1,600,000	Ameristar Casinos, Inc.	50,507,915	22,112,000
1,750,000	Gaylord Entertainment Co.[1]	53,414,894	41,930,000
2,964,000	Great Wolf Resorts, Inc.[1,5]	54,717,006	12,952,680
1,151,700	Penn National Gaming, Inc.[1]	32,645,053	37,027,155
450,000	Wynn Resorts, Ltd.	930,438	36,607,500

		192,215,306	150,629,335

	Restaurants (1.74%)
1,500,000	Cheesecake Factory, Inc.[1]	33,993,363	23,865,000
3,450,000	Texas Roadhouse, Inc., Cl A1	42,761,585	30,946,500

		76,754,948	54,811,500

	Retail — Consumer Staples (1.40%)
3,650,000	Iconix Brand Group, Inc.[1,5]	61,268,667	44,092,000

	Retail — Specialty Stores (3.52%)
2,564,856	Casual Male Retail Group, Inc.[1,5]	14,983,513	7,822,811
900,000	Design Within Reach, Inc.[1,5]	10,936,300	3,132,000
1,500,000	J. Crew Group, Inc.[1]	53,147,627	49,515,000
1,500,000	Penske Automotive Group, Inc.	28,654,578	22,110,000
2,500,000	Ulta Salon, Cosmetics & Fragrance, Inc.[1]	47,386,863	28,100,000

		155,108,881	110,679,811

	Transportation (0.77%)
1,000,000	Aircastle, Ltd.	27,463,513	8,410,000
200,000	Grupo Aeroportuario del Centro Norte, S.A.B. de C.V., ADR[2]	4,010,538	3,316,000
250,000	Grupo Aeroportuario del Pacifico, S.A.B. de C.V., ADR[2]	8,296,507	7,342,500
100,000	Grupo Aeroportuario del Sureste, S.A.B. de C.V., ADR[2]	2,914,840	5,150,000

		42,685,398	24,218,500

	Utility Services (0.39%)
1,000,000	Cascal N.V.[1,2]	12,438,902	12,300,000

Total Common Stocks		2,424,476,052	2,801,337,270

Private Equity Investments (1.45%)

	Recreation and Resorts
3,500,000	Kerzner Intl. Holdings, Ltd., Cl A1,2,3	35,000,000	45,500,000

Warrants (0.08%)

	Financial Services — Asset Management (0.08%)
1,300,000	GLG Partners, Inc. Warrants Exp 12/28/2011[1]	3,991,572	2,535,000

	Retail — Specialty Stores (0.00%)
100,000	Casual Male Retail Group, Inc. Warrants Exp 07/02/2010[1,3,5]	49,000	0

Total Warrants		4,040,572	2,535,000

Principal Amount		Cost	Value
Short Term Investments (9.63%)
	Short Term Money Market Instruments
$301,527,194	Repurchase Agreement with Fixed Income Clearing Corp., dated 06/30/2008, 1.45% due 07/01/2008; Proceeds at maturity – $301,539,339; (Fully collateralized by U.S. Treasury Bill, 0.00% due 12/11/2008; Market value – $274,309,070 and U.S. Treasury Bill, 0.00% due 12/26/2008; Market value – $33,250,180)	$301,527,194	$301,527,194
1,257,102	State Street Eurodollar Time Deposit, 0.85% due 07/01/2008	1,257,102	1,257,102

Total Short Term Investments		302,784,296	302,784,296

Total Investments (100.26%)		$2,766,300,920	3,152,156,566

Liabilities Less Cash and Other Assets (-0.26%)			(8,112,785)

Net Assets (Equivalent to $20.18 per share based on 155,832,355 shares outstanding)			$3,144,043,781

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign domiciled corporation.
[3]	At June 30, 2008, the market value of Restricted and Fair Valued Securities amounted to $45,500,000 or 1.45% of Net Assets. None of these securities are deemed liquid.
[4]	Represents securities or a portion thereof, in segregated custodian account.
[5]	An “affiliated” investment may include any company in which the Fund owns 5% or more of its outstanding voting shares. See Note 3.
[6]	One unit consists of one common share and one warrant.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.

See Notes to Schedule of Investments

Baron iOpportunity Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

 JUNE 30, 2008 (UNAUDITED)

Shares		Cost	Value
Common Stocks (90.39%)
	Advertising Services (4.80%)
12,333	Google, Inc., Cl A1	$1,763,451	$6,492,338
221,200	National CineMedia, Inc.	5,077,132	2,357,992

		6,840,583	8,850,330

	Business Services (9.49%)
30,000	CyberSource Corp.[1]	501,576	501,900
38,000	FactSet Research Systems, Inc.	2,193,036	2,141,680
55,000	IHS, Inc., Cl A1	2,499,066	3,828,000
64,541	MSCI, Inc., Cl A1	1,944,762	2,342,193
91,000	NDS Group plc, ADR[1,2]	4,822,617	5,387,200
145,000	Omniture, Inc.[1]	3,758,123	2,692,650
17,000	Trimble Navigation, Ltd.[1]	446,817	606,900

		16,165,997	17,500,523

	Communications (20.24%)
157,500	American Tower Corp., Cl A1	2,863,255	6,654,375
215,000	Cogent Communications Group, Inc.[1]	3,209,278	2,881,000
94,500	Equinix, Inc.[1]	3,608,754	8,431,290
171,000	NII Holdings, Inc.[1]	11,098,425	8,120,790
215,000	SBA Communications Corp., Cl A1	4,562,193	7,742,150
218,000	tw telecom, Inc.[1] (formerly Time Warner Telecom, Inc., Cl A)	3,646,658	3,494,540

		28,988,563	37,324,145

	Communications Equipment (5.06%)
79,000	QUALCOMM, Inc.	2,983,090	3,505,230
49,900	Research in Motion, Ltd.[1,2]	1,348,836	5,833,310

		4,331,926	9,338,540

	Computer Technology (3.68%)
40,500	Apple, Inc.[1]	1,903,144	6,781,320

	Consulting (3.09%)
275,000	Gartner, Inc.[1]	6,023,343	5,698,000

	Consumer Products (1.36%)
80,000	DTS, Inc.[1]	1,954,282	2,505,600

	Consumer Services (1.19%)
19,000	priceline.com, Inc.[1]	365,525	2,193,740

	Financial Services — Brokerage & Exchanges (10.77%)
450,500	Bolsa de Mercadorias e Futuros, 144A2	5,290,401	3,863,998
360,000	Charles Schwab Corp.	4,114,826	7,394,400
14,137	CME Group, Inc., Cl A	3,697,762	5,417,157
77,000	FCStone Group, Inc.[1]	2,397,464	2,150,610
9,050	IntercontinentalExchange, Inc.[1]	1,090,570	1,031,700

		16,591,023	19,857,865

	Financial Services — Miscellaneous (4.76%)
101,000	Bankrate, Inc.[1]	4,120,526	3,946,070
125,000	Redecard SA, GDR 144A2	4,200,226	4,832,825

		8,320,752	8,778,895

	Gaming Services (1.57%)
97,500	Scientific Games Corp., Cl A1	2,967,457	2,887,950

	Healthcare Services (3.36%)
420,544	HLTH Corp.[1]	5,235,614	4,760,558
51,500	WebMD Health Corp., Cl A1,4	1,396,507	1,436,850

		6,632,121	6,197,408

	Information Services (1.76%)
56,000	comScore, Inc.[1]	1,242,892	1,221,920
245,000	Dice Holdings, Inc.[1]	2,802,509	2,023,700

		4,045,401	3,245,620

	Leisure (4.05%)
105,000	Activision, Inc.[1]	1,442,234	3,577,350
87,500	Electronic Arts, Inc.[1]	4,662,803	3,887,625

		6,105,037	7,464,975

Shares		Cost	Value
Common Stocks (continued)
	Media (3.80%)
925,000	Kaboose, Inc., 144A1,2	$2,397,526	$816,417
40,000	Knot, Inc.[1]	446,240	391,200
50,000	Lamar Advertising Co., Cl A1	2,840,182	1,801,500
378,331	TechTarget, Inc.[1]	4,840,611	3,995,175

		10,524,559	7,004,292

	Real Estate (2.90%)
65,000	CoStar Group, Inc.[1]	2,283,015	2,889,250
1,060,000	Move, Inc.[1]	3,201,955	2,469,800

		5,484,970	5,359,050

	Real Estate — REITs (2.01%)
90,800	Digital Realty Trust, Inc.	3,489,334	3,714,628

	Retail — Specialty Stores (2.89%)
86,500	Blue Nile, Inc.[1,4]	3,833,067	3,677,980
875,000	drugstore.com, Inc.[1]	2,603,083	1,662,500

		6,436,150	5,340,480

	Software (3.61%)
214,000	Nuance Communications, Inc.[1]	2,966,583	3,353,380
17,000	Salesforce.com, Inc.[1]	1,108,470	1,159,910
20,000	VMware, Inc., Cl A1	580,000	1,077,200
33,000	Vocus, Inc.[1]	861,132	1,061,610

		5,516,185	6,652,100

Total Common Stocks		142,686,352	166,695,461

Warrants (0.00%)
200,000	Loudeye Corp. Warrants Exp 12/23/2010[1,3]	0	0

Principal Amount
Short Term Investments (11.23%)

	Short Term Money Market Instruments
$16,484,757	Repurchase Agreement with Fixed Income Clearing Corp., dated 06/30/2008, 1.45% due 07/01/2008; Proceeds at maturity – $16,485,421; (Fully collateralized by U.S. Treasury Bill, 0.00% due 12/26/2008; Market value – $16,817,945)	16,484,757	16,484,757
4,220,000	Repurchase Agreement with Fixed Income Clearing Corp., dated 06/30/2008, 1.45% due 07/01/2008; Proceeds at maturity – $4,220,170; (Fully collateralized by U.S. Treasury Bill, 0.00% due 12/11/2008; Market value – $4,308,675)[5]	4,220,000	4,220,000

Total Short Term Investments		20,704,757	20,704,757

Total Investments (101.62%)		$163,391,109	187,400,218

Liabilities Less Cash and Other Assets (-1.62%)			(2,977,964)

Net Assets (Equivalent to $11.44 per share based on 16,124,839 shares outstanding)			$184,422,254

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign domiciled corporation.
[3]	At June 30, 2008, the market value of Restricted and Fair Valued Securities amounted to $0 or 0.00% of Net Assets. None of these securities are deemed liquid.
[4]	Represents securities, or a portion thereof, on loan as of June 30, 2008.
[5]	Investment from cash collateral received for loaned securities.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
144A

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. At June 30, 2008, the market value of Rule 144A securities amounted to $9,513,240 or 5.16% of Net Assets.

See Notes to Schedule of Investments

Baron Fifth Avenue Growth Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

 JUNE 30, 2008 (UNAUDITED)

Shares		Cost	Value
Common Stocks (98.60%)

	Advertising Services (3.87%)
5,000	Google, Inc., Cl A1	$1,322,033	$2,632,100

	Apparel (1.85%)
20,000	Polo Ralph Lauren Corp., Cl A	1,150,248	1,255,600

	Beverages (2.98%)
18,000	Diageo plc, ADR[2]	1,192,392	1,329,660
11,000	PepsiCo, Inc.	653,625	699,490

		1,846,017	2,029,150

	Business Services (3.83%)
14,000	Automatic Data Processing, Inc.	555,445	586,600
14,000	Ecolab, Inc.	611,402	601,860
18,000	FedEx Corp.	1,922,785	1,418,220

		3,089,632	2,606,680

	Communications (7.89%)
28,000	America Movil S.A.B. de C.V., Series L ADR[2]	1,745,222	1,477,000
64,000	American Tower Corp., Cl A1	1,305,107	2,704,000
25,000	NII Holdings, Inc.[1]	1,472,998	1,187,250

		4,523,327	5,368,250
	Communications Equipment (2.28%)
35,000	QUALCOMM, Inc.	1,676,219	1,552,950

	Computer Technology (5.85%)
9,000	Apple, Inc.[1]	517,427	1,506,960
90,000	Microsoft Corp.	2,189,764	2,475,900

		2,707,191	3,982,860

	Consumer Products (0.98%)
11,000	Procter & Gamble Co.	595,587	668,910

	Distribution (2.98%)
47,000	Fastenal Co.	1,808,649	2,028,520

	Energy (15.32%)
17,000	Devon Energy Corp.	1,800,226	2,042,720
17,000	Diamond Offshore Drilling, Inc.	1,520,198	2,365,380
17,000	Transocean, Inc.[1,2]	1,665,712	2,590,630
50,000	XTO Energy, Inc.	2,464,696	3,425,500

		7,450,832	10,424,230
	Financial Services — Asset Management (2.97%)
37,000	AllianceBernstein Holding L.P.	2,019,393	2,023,160

	Financial Services — Banking (3.81%)
109,000	Wells Fargo & Company	3,598,145	2,588,750

	Financial Services — Brokerage & Exchanges (6.63%)
113,000	Charles Schwab Corp.	1,306,367	2,321,020
3,200	CME Group, Inc., Cl A	674,499	1,226,208
5,500	Goldman Sachs Group, Inc.	1,029,968	961,950

		3,010,834	4,509,178
	Financial Services — Insurance (1.78%)
10	Berkshire Hathaway, Inc., Cl A1	901,365	1,207,500
	Financial Services — Miscellaneous (3.05%)
55,000	American Express Co.	2,866,825	2,071,850

	Food (2.90%)
21,000	Cadbury plc, ADR[2] (formerly Cadbury Schweppes plc, ADR)	879,213	1,056,720
13,000	Groupe Danone[2]	1,032,040	912,867

		1,911,253	1,969,587

Shares		Cost	Value
Common Stocks (continued)

	Healthcare Services (1.72%)
21,000	Thermo Fisher Scientific, Inc.[1]	$1,189,196	$1,170,330

	Hotels and Lodging (0.47%)
8,000	Starwood Hotels & Resorts Worldwide, Inc.	433,758	320,560

	Industrial Services (2.89%)
15,000	3M Co.	1,334,197	1,043,850
14,000	Boeing Co.	1,278,591	920,080

		2,612,788	1,963,930

	Media (5.35%)
120,000	Comcast Corp., Cl A	2,675,249	2,251,200
26,000	Lamar Advertising Co., Cl A1	1,416,436	936,780
22,000	Yahoo!, Inc.[1]	567,721	454,520

		4,659,406	3,642,500

	Real Estate — Home Building (0.52%)
19,000	Toll Brothers, Inc.[1]	393,297	355,870

	Recreation and Resorts (2.87%)
24,000	Wynn Resorts, Ltd.	1,814,977	1,952,400

	Restaurants (3.22%)
39,000	McDonald’s Corp.	2,277,298	2,192,580

	Retail — Consumer Staples (5.59%)
22,000	CVS Caremark Corp.	534,410	870,540
17,000	Macy’s, Inc.	594,006	330,140
56,000	Target Corp.	2,610,577	2,603,440

		3,738,993	3,804,120

	Retail — Specialty Stores (7.00%)
11,000	Coach, Inc.[1]	203,790	317,680
100,000	Home Depot, Inc.	3,442,420	2,342,000
25,000	Kohl’s Corp.[1]	1,138,866	1,001,000
27,000	Tiffany & Co.	859,146	1,100,250

		5,644,222	4,760,930

Total Common Stocks		63,241,485	67,082,495

Principal Amount
Short Term Investments (1.56%)

	Short Term Money Market Instruments
$1,058,368	Repurchase Agreement with Fixed Income Clearing Corp., dated 06/30/2008, 1.45% due 07/01/2008; Proceeds at maturity – $1,058,410; (Fully collateralized by U.S. Treasury Bill, 0.00% due 12/26/2008; Market value – $1,082,955)	1,058,368	1,058,368

Total Investments (100.16%)		$64,299,853	68,140,863

Liabilities Less Cash and Other Assets (-0.16%)			(107,125)

Net Assets (Equivalent to $10.88 per share based on 6,255,218 shares outstanding)			$68,033,738

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign domiciled corporation.
ADR	American Depositary Receipt.

See Notes to Schedule of Investments

Notes to Schedules of Investments (Unaudited)

Baron Investment Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company established as a Massachusetts business trust on February 19, 1987. The Trust currently offers five series (individually a “Fund” and collectively the “Funds”): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron iOpportunity Fund and Baron Fifth Avenue Growth Fund. Prior to October 22, 2004, the name of the Trust was Baron Asset Fund.

1.	Security Valuation.

Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. Securities traded in foreign markets are valued using prices reported by local foreign markets and translated into U.S. dollars using the price of such currencies at the time the net asset value is determined. Where market quotations are not readily available, or in the Adviser’s judgment, they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the securities will be valued by the Adviser using procedures approved by the Board of Trustees. The Adviser has a fair valuation committee comprised of senior executives and certain Trustees. Factors the committee considers when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent, or quotations are genuine. There can be no assurance, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments having a remaining maturity greater than sixty days will be valued at the highest bid price from the dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved by the Board of Trustees. Money market instruments held by the Funds with a remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

2.	Cost of Investments for Income Tax Purposes.

Aggregate cost for federal income tax purposes is substantially the same as book cost.

At June 30, 2008, the aggregate gross unrealized appreciation (depreciation) of investments for income tax purposes were substantially as follows:

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron iOpportunity Fund	Baron Fifth Avenue Growth Fund
Cost of investments	$2,515,380,076	$4,786,289,625	$2,766,340,818	$163,561,158	$64,747,043

Unrealized appreciation	1,385,665,124	1,934,391,849	750,067,168	40,842,600	10,030,089
Unrealized depreciation	(192,099,973)	(441,340,088)	(364,251,420)	(17,003,540)	(6,636,269)

Net unrealized appreciation	$1,193,565,151	$1,493,051,761	$385,815,748	$23,839,060	$3,393,820

3. TRANSACTIONS IN “AFFILIATED” COMPANIES1

BARON ASSET FUND

Name of Issuer	Balance of Shares Held on Sept. 30, 2007	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held on Jun. 30, 2008	Value Jun. 30, 2008
Alexander’s, Inc.	314,000	—	—	314,000	$97,528,400
Apollo International, Inc. S-A CV Pfd.	105,264	—	—	105,264	—
Vail Resorts, Inc.	3,000,000	—	—	3,000,000	128,490,000

Total investments in “affiliates” (6.04% of Net Assets)					$226,018,400

[1]

An “Affiliated” Company, as defined in the Investment Company Act of 1940, is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the nine months ended June 30, 2008.

Transactions in “Affiliated” Companies1

BARON GROWTH FUND

Name of Issuer	Balance of Shares Held on Sept. 30, 2007	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held on Jun. 30, 2008	Value Jun. 30, 2008
Allegiant Travel Co.[2]	729,500	295,500	586,679	438,321	$—
Blue Nile, Inc.	800,000	—	—	800,000	34,016,000
Cheesecake Factory, Inc.	3,675,000	—	—	3,675,000	58,469,250
Chemed Corp.	1,350,000	50,000	—	1,400,000	51,254,000
DeVry, Inc.	3,700,000	—	25,000	3,675,000	197,053,500
Encore Acquisition Co.	3,100,000	—	—	3,100,000	233,089,000
FC Co-Investment Partners, L.P.	—	14,400,000	—	14,400,000	126,000,000
Peet’s Coffee & Tea, Inc.	700,000	—	—	700,000	13,874,000
Ralcorp Holdings, Inc.	1,400,000	—	—	1,400,000	69,216,000
SEACOR Holdings, Inc.	475,000	625,000	—	1,100,000	98,461,000
Select Comfort Corp.[2]	2,400,000	—	2,400,000	—	—
SVB Financial Group	1,700,000	—	—	1,700,000	81,787,000
Steiner Leisure Ltd.	877,978	—	56,113	821,865	23,299,873

Total investments in “affiliates” (15.89% of Net Assets)					$986,519,623

[1]

An “Affiliated” Company, as defined in the Investment Company Act of 1940, is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the nine months ended June 30, 2008.

[2]	As of June 30, 2008, no longer an affiliate.

BARON SMALL CAP FUND

Name of Issuer	Balance of Shares Held on Sept. 30, 2007	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held on Jun. 30, 2008	Value Jun. 30, 2008
AFC Enterprises, Inc.[2]	2,250,000	—	2,250,000	—	$—
AeroVironment, Inc.	1,500,000	—	—	1,500,000	40,770,000
Build-A-Bear Workshop, Inc.[2]	1,250,000	—	1,250,000	—	—
Cash Systems, Inc.	1,000,000	—	—	1,000,000	479,500
Casual Male Retail Group, Inc.	2,564,856	—	—	2,564,856	7,822,811
Casual Male Retail Group, Inc., Warrants Exp 07/02/2010	100,000	—	—	100,000	—
Design Within Reach, Inc.	900,000	—	—	900,000	3,132,000
DTS, Inc.	1,500,000	75,000	—	1,575,000	49,329,000
Great Wolf Resorts, Inc.	2,884,000	80,000	—	2,964,000	12,952,680
Iconix Brand Group, Inc.	3,250,000	400,000	—	3,650,000	44,092,000
National CineMedia, Inc.	2,250,000	500,000	—	2,750,000	29,315,000
NuCO2, Inc.[2]	1,500,000	—	1,500,000	—	—
Rubicon Technology, Inc.	—	1,629,500	102,400	1,527,100	31,030,672
Smart Balance, Inc.[3]	1,671,000	1,829,000	—	3,500,000	25,235,000
Smart Balance, Inc., Units[4]	525,000	—	525,000	—	—
Smart Balance, Inc., Warrants Exp 12/16/2009 [4]	129,000	—	129,000	—	—
Stanley, Inc.	1,623,700	—	—	1,623,700	54,426,424

Total investments in “affiliates” (9.50% of Net Assets)					$298,585,087

[1]

An “Affiliated” Company, as defined in the Investment Company Act of 1940, is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the nine months ended June 30, 2008.

[2]	As of June 30, 2008, no longer an affiliate.
[3]	Increase due to exercise of units/warrants and additional purchases.
[4]	Decrease due to exercise of units/warrants.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

1.	The certifications of the registrant as required by Rule 30a-2(a) under the 1940 Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Baron Investment Funds Trust

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

Date:	August 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

By:	/s/ PEGGY WONG
Peggy Wong
Treasurer and Chief Financial Officer

Date:	August 21, 2008